Accounts Receivable and Contract Assets (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of Accounts Receivables and Contract Assets

Accounts receivables and unbilled receivables consisted of the following as of June 30, 2025 and December 31, 2024:

	As of June 30, 2025	As of December 31, 2024
	In thousands of USD
Accounts receivables	$1,422	$3,553
Unbilled receivables	713	710
Total	$2,135	$4,263